Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Property and Equipment
Total cost	$ 357,000	$ 352,000
Accumulated depreciation and amortization	(265,502)	(197,971)	(316,438)
Property and equipment, net	91,482	154,161	42,145
Depreciation expense	68,000	72,000
Computers
Property and Equipment
Total cost	19,000	14,000
Office furniture and equipment
Property and Equipment
Total cost	109,000	109,000
Leasehold improvements
Property and Equipment
Total cost	$ 229,000	$ 229,000